Income taxes - Disclosure of the continuity of deferred tax balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (44,857)	$ (46,136)
Additions from business acquisitions	(1,678)	(4,080)
Recognized in earnings	25,934	(6,170)
Recognized in other comprehensive income	(20,619)	23,143
Recognized in equity	6,137	(16,933)
Foreign currency translation adjustment and other	(597)	5,319
Ending balance	(35,680)	(44,857)
Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(77,726)
Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		31,590
Accounts payable and accrued liabilities, provisions and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	64,208	50,776
Additions from business acquisitions	(2,427)	47
Recognized in earnings	(7,553)	12,819
Recognized in other comprehensive income	(1)	(7)
Recognized in equity	0	0
Foreign currency translation adjustment and other	(3,071)	573
Ending balance	51,156	64,208
Accounts payable and accrued liabilities, provisions and other long-term liabilities | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		67,926
Accounts payable and accrued liabilities, provisions and other long-term liabilities | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(17,150)
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	46,228	59,163
Additions from business acquisitions	4,654	886
Recognized in earnings	(6,284)	(17,492)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,417)	3,671
Ending balance	43,181	46,228
Tax benefits on losses carried forward | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		59,163
Tax benefits on losses carried forward | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Accrued compensation and employee-related liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	27,420	45,407
Additions from business acquisitions	0	0
Recognized in earnings	7,811	(2,464)
Recognized in other comprehensive income	0	0
Recognized in equity	6,137	(16,933)
Foreign currency translation adjustment and other	(1,260)	1,410
Ending balance	40,108	27,420
Accrued compensation and employee-related liabilities | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		45,407
Accrued compensation and employee-related liabilities | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	23,166	17,904
Additions from business acquisitions	0	60
Recognized in earnings	2,573	(4,959)
Recognized in other comprehensive income	(5,919)	8,282
Recognized in equity	0	0
Foreign currency translation adjustment and other	(2,259)	1,879
Ending balance	17,561	23,166
Retirement benefits obligations | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		17,904
Retirement benefits obligations | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	222,997	231,562
Additions from business acquisitions	0	3,751
Recognized in earnings	(36,103)	(18,864)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(7,576)	6,548
Ending balance	179,318	222,997
Lease liabilities | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Lease liabilities | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		231,562
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(136,460)	(123,147)
Additions from business acquisitions	(3,905)	(5,933)
Recognized in earnings	14,280	(6,710)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	4,776	(670)
Ending balance	(121,309)	(136,460)
PP&E, contract costs, intangible assets and other long-term assets | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(123,147)
PP&E, contract costs, intangible assets and other long-term assets | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(171,835)	(182,822)
Additions from business acquisitions	0	(3,658)
Recognized in earnings	31,255	21,133
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	5,772	(6,488)
Ending balance	(134,808)	(171,835)
Right-of-use assets | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Right-of-use assets | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(182,822)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(34,277)	(43,569)
Additions from business acquisitions	0	170
Recognized in earnings	11,139	9,532
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	948	(410)
Ending balance	(22,190)	(34,277)
Work in progress | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(43,569)
Work in progress | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(64,209)	(60,366)
Additions from business acquisitions	0	(757)
Recognized in earnings	(10,493)	(2,127)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	3,857	(959)
Ending balance	(70,845)	(64,209)
Goodwill | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(60,366)
Goodwill | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(22,724)	(25,819)
Additions from business acquisitions	0	0
Recognized in earnings	3,051	3,095
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	0	0
Ending balance	(19,673)	(22,724)
Refundable tax credits on salaries | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(25,819)
Refundable tax credits on salaries | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(475)	(13,903)
Additions from business acquisitions	0	0
Recognized in earnings	675	(869)
Recognized in other comprehensive income	(6,157)	13,773
Recognized in equity	0	0
Foreign currency translation adjustment and other	331	524
Ending balance	(5,626)	(475)
Cash flow hedges | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(13,903)
Cash flow hedges | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,104	(1,322)
Additions from business acquisitions	0	1,354
Recognized in earnings	15,583	736
Recognized in other comprehensive income	(8,542)	1,095
Recognized in equity	0	0
Foreign currency translation adjustment and other	(698)	(759)
Ending balance	$ 7,447	1,104
Other | Previously stated
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		(1,322)
Other | Adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		$ 0